Investment Objectives and Goals - BNY Mellon New Jersey Municipal Bond Fund, Inc.	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income exempt from federal and New Jersey income taxes as is consistent with the preservation of capital.